Income tax - Summary of Deferred Tax Assets Unrecognized (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	€ 535	€ 377
Intangible Assets
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	72	77
Share-based Compensation
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	198	58
Tax Losses Carried Forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	201	192
Tax Credits Carried Forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	28	14
Unrealized Losses
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	1	3
Other
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	€ 35	€ 33